Note G - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Service cost	$ 3,064	$ 2,904	$ 3,144
Interest cost	2,640	2,895	2,851
Expected return on plan assets	(4,060)	(4,755)	(5,080)
Recognized actuarial loss	2,230	$ 1,664	2,080
Settlement loss	3,783		4,169
Net periodic benefit cost	7,657	$ 2,708	7,164
Net loss (gain)	1,156	4,541	(10,734)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	8,813	7,249	(3,570)
Postretirement Plan [Member]
Service cost	1,194	907	1,153
Interest cost	790	845	724
Recognized actuarial loss	(649)	(1,181)	(723)
Net periodic benefit cost	1,335	571	1,154
Net loss (gain)	(529)	4,233	(3,717)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$ 806	$ 4,804	$ (2,563)